Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2023
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2023
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	24,152	-	-	24,152	7,354	31,506
Investments in financial assets:
- Public companies’ securities	-	5,046	-	5,046	-	5,046
- Mutual funds	-	20,152	-	20,152	-	20,152
- Bonds	-	9,215	-	9,215	-	9,215
- Others	627	1,294	-	1,921	-	1,921
Cash and cash equivalents:
- Cash at bank and on hand	5,254	-	-	5,254	-	5,254
- Short-term investments	-	3,481	-	3,481	-	3,481
Total assets	30,033	39,188	-	69,221	7,354	76,575

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2023
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	15,215	-	-	15,215	20,228	35,443
Borrowings (Note 20)	107,941	-	-	107,941	-	107,941
Derivative financial instruments:
- Bond futures	-	6	-	6	-	6
Total liabilities	123,156	6	-	123,162	20,228	143,390
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2022
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	25,993	-	-	25,993	8,544	34,537
Investments in financial assets:
- Public companies’ securities	-	2,902	-	2,902	-	2,902
- Mutual funds	-	29,901	-	29,901	-	29,901
- Bonds	-	8,205	-	8,205	-	8,205
- Others	22	571	-	593	-	593
Cash and cash equivalents:
- Cash at bank and on hand	21,591	-	-	21,591	-	21,591
- Short term investments	-	5,952	-	5,952	-	5,952
Total assets	47,606	47,531	-	95,137	8,544	103,681
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2022
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	9,572	-	-	9,572	16,472	26,044
Borrowings (Note 20)	161,112	-	-	161,112	-	161,112
Derivative financial instruments:
- Swaps	-	-	34	34	-	34
Total liabilities	170,684	-	34	170,718	16,472	187,190

Schedule of book value of financial instruments recognized
	06.30.2023			06.30.2022
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	25,635	(1,483)	24,152	27,136	(1,143)	25,993
Financial liabilities
Trade and other payables	13,732	1,483	15,215	8,429	1,143	9,572

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	825	-	825
Interest expense	(11,909)	-	(11,909)
Interest expense on lease liabilities	(222)	-	(222)
Foreign exchange gains, net	6,762	-	6,762
Gain from repurchase of NCN	199	-	199
Fair value gain on financial assets at fair value through profit or loss	-	7,407	7,407
Interest and allowances generated by operating credits	661	-	661
Gain on derivative financial instruments, net	-	46	46
Other finance costs	(1,895)	-	(1,895)
Total financial instruments (i)	(5,579)	7,453	1,874

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	998	-	998
Interest expense	(17,614)	-	(17,614)
Interest expense on lease liabilities	(259)	-	(259)
Foreign exchange gains, net	31,056	-	31,056
Gain from repurchase of NCN	3,148	-	3,148
Fair value gain on financial assets at fair value through profit or loss	-	3,134	3,134
Interest and allowances generated by operating credits	276	-	276
Gain on derivative financial instruments, net	-	70	70
Other finance costs	(996)	-	(996)
Total financial instruments (i)	16,609	3,204	19,813
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	1,274	-	1,274
Interest expense	(22,658)	-	(22,658)
Interest expense on lease liabilities	(341)	-	(341)
Foreign exchange gains, net	24,818	-	24,818
Dividend income	2	-	2
Loss from repurchase of NCN	(336)	-	(336)
Fair value gain on financial assets at fair value through profit or loss	-	18,799	18,799
Interest and allowances generated by operating credits	342	-	342
Loss on derivative financial instruments, net	-	(1,597)	(1,597)
Other finance costs	(3,061)	-	(3,061)
Total financial instruments (i)	40	17,202	17,242

Schedule of changes in Level 3 instruments
	Investments in financial assets - Others	Total
Balances at June 30, 2021	170	170
Currency translation adjustment	(17)	(17)
Write off	(207)	(207)
Gain for the year (i)	54	54
Balances at June 30, 2022 (ii)	-	-

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-